Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
The Cook & Bynum Fund
Account Value [Line Items]
Line Graph and Table Measure Name	The Cook & Bynum Fund
Account Value	$ 13,792	$ 12,604	$ 9,569	$ 10,223	$ 8,534	$ 11,002	$ 11,124	$ 11,224	$ 10,223	$ 9,408	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,526	$ 18,615	$ 15,409	$ 19,421	$ 15,240	$ 13,799	$ 13,611	$ 12,399	$ 10,451	$ 9,334	$ 10,000